Putnam
International
Fund

SEMIANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/97.



Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS (99.3%) *
NUMBER OF SHARES                                                                                    VALUE

Australia (1.2%)
---------------------------------------------------------------------------------------------------------
        15,000   Goodman Fielder Ltd.                                                      $       18,210
         4,000   Westpac Banking Corp.                                                             22,723
                                                                                           --------------
                                                                                                   40,933

Austria (0.5%)
---------------------------------------------------------------------------------------------------------
           100   VA Technologies AG                                                                15,096

Denmark (0.7%)
---------------------------------------------------------------------------------------------------------
           400   Danisco A/S                                                                       24,218

France (8.4%)
---------------------------------------------------------------------------------------------------------
           200   Chargeurs S.A.                                                                    10,097
           600   Credit Locale de France S.A.                                                      59,847
           300   Lafarge Coppee                                                                    18,775
         1,400   Michelin Corp. Class B                                                            87,566
           200   Peugeot Citroen S.A.                                                              22,088
           700   Societe Nationale Elf Aquitaine                                                   66,877
           400   Total Corp. ADR                                                                   15,850
                                                                                           --------------
                                                                                                  281,100

Germany (10.4%)
---------------------------------------------------------------------------------------------------------
            50   Altana AG                                                                         42,340
         2,000   Bayer AG ADR                                                                      84,384
           100   Bayerische Motoren Werke (BMW) AG                                                 67,271
         3,000   Deutsche Telekom AG +                                                             57,737
           100   Preussag AG                                                                       25,671
         1,200   Veba (Vereinigte Elektrizitaets Bergwerks) AG                                     68,645
                                                                                           --------------
                                                                                                  346,048

Hong Kong (3.7%)
---------------------------------------------------------------------------------------------------------
         3,000   Amoy Properties Ltd.                                                               3,584
        15,000   Dao Heng Bank Group Ltd.                                                          77,102
         1,000   Guoco Group Ltd.                                                                   5,605
         3,000   Hutchison Whampoa, Ltd.                                                           22,859
         1,500   Swire Pacific Ltd. Class A                                                        12,883
                                                                                           --------------
                                                                                                  122,033

Ireland (3.4%)
---------------------------------------------------------------------------------------------------------
         8,000   Allied Irish Banks PLC                                                            57,194
         2,146   Bank of Ireland                                                                   21,826
         3,169   CRH PLC                                                                           32,731
                                                                                           --------------
                                                                                                  111,751

Italy (0.9%)
---------------------------------------------------------------------------------------------------------
         6,000   Ente Nazionale Idrocarburi SPA (ENI)                                              29,592

Japan (21.9%)
---------------------------------------------------------------------------------------------------------
         3,000   Bridgestone Corp.                                                                 53,987
         3,000   Canon, Inc.                                                                       62,984
         2,000   Daikin Industries Ltd.                                                            15,763
         3,000   Hokuriku Electric Power Co.                                                       51,987
         1,000   Ito-Yokado Co., Ltd.                                                              45,655
         1,100   Kurita Water Industries Ltd.                                                      23,369
         2,000   Marui Co., Ltd.                                                                   28,826
           150   Mitsubishi Bank Ltd.                                                               2,474
         7,000   Mitsui & Co. Ltd.                                                                 52,137
         5,000   NEC Corp.                                                                         58,319
         1,000   Nippon Shinpan Co.                                                                 4,249
             5   Nippon Telegraph and Telephone Corp.                                              35,783
         2,000   Nippondenso Co., Ltd. +                                                           38,657
         1,000   Omron Corp.                                                                       15,829
         2,100   Santen Pharmaceutical                                                             41,990
         2,000   Shin-Etsu Chemical Co.                                                            38,824
         1,000   TDK Corp.                                                                         67,317
         2,000   Toyota Motor Corp.                                                                51,487
         1,000   Yamanouchi Pharmaceutical Co., Ltd.                                               20,995
         2,000   Yamato Transport Co., Ltd.                                                        19,828
                                                                                           --------------
                                                                                                  730,460

Malaysia (0.5%)
---------------------------------------------------------------------------------------------------------
         1,000   Malayan Banking Berhad                                                            11,890
         2,200   Sungei Way Holdings Berhad                                                         6,385
                                                                                           --------------
                                                                                                   18,275

Netherlands (9.9%)
---------------------------------------------------------------------------------------------------------
         1,200   ABN AMRO Holding N.V.                                                             86,102
           200   Akzo-Nobel N.V.                                                                   28,796
         1,776   Internationale Nederlanden Groep                                                  68,718
         1,500   K.L.M.-Royal Dutch Airlines                                                       45,957
           900   Philips Electronics N.V.                                                          40,603
           600   Royal PTT                                                                         21,478
           200   Unilever N.V.                                                                     38,092
                                                                                           --------------
                                                                                                  329,746

Norway (0.6%)
---------------------------------------------------------------------------------------------------------
         1,500   Christiana Bank & Trust                                                            5,614
         1,000   Saga Petroleum ASA Class B                                                        15,371
                                                                                           --------------
                                                                                                   20,985

Singapore (0.6%)
---------------------------------------------------------------------------------------------------------
         1,000   Development Bank of Singapore Ltd.                                                13,268
         1,000   Overseas Union Bank Ltd.                                                           7,792
                                                                                           --------------
                                                                                                   21,060

Spain (1.8%)
---------------------------------------------------------------------------------------------------------
         1,000   Banco de Bilbao Vizcaya                                                           58,967

Sweden (7.0%)
---------------------------------------------------------------------------------------------------------
         1,500   Astra AB                                                                          71,942
           350   Electrolux AB                                                                     21,869
         1,000   Pharmacia & Upjohn AB                                                             36,970
         1,800   Sandvik AB Class A                                                                43,765
         1,000   Skandia Forsakrings AB                                                            30,376
         1,300   Svenska Cellulosa AB Class B                                                      28,837
                                                                                           --------------
                                                                                                  233,759

Switzerland (7.5%)
---------------------------------------------------------------------------------------------------------
            50   ABB AG                                                                            56,814
            30   Baer Holdings AG                                                                  32,827
            60   Nestle S.A.                                                                       65,329
            53   Novartis AG                                                                       60,582
            53   Novartis AG Rights expiration date 3/12/97 +                                       3,360
            30   Swiss Reinsurance Co.                                                             30,692
                                                                                           --------------
                                                                                                  249,604

United Kingdom (20.3%)
---------------------------------------------------------------------------------------------------------
        10,000   B A T Industries PLC +                                                            87,450
         5,000   Barclays Bank PLC                                                                 90,300
         7,000   British Petroleum Co. PLC                                                         77,460
         3,500   Burmah Castrol PLC                                                                58,907
         9,000   General Electric Co. PLC                                                          54,595
         3,232   HSBC Holdings PLC                                                                 83,266
         3,000   RTZ Corp. PLC                                                                     45,802
         8,012   Scottish Power PLC                                                                45,797
         2,200   Shell Transportation & Trading                                                    37,350
        20,000   Vodafone Group PLC                                                                94,941
                                                                                           --------------
                                                                                                  675,868
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,095,775) ***                                   $    3,309,495
---------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,331,889.

*** The aggregate identified cost on a tax basis is $3,097,909, resulting in gross unrealized appreciation and depreciation of $211,586 and $--, respectively, or net unrealized appreciation of $211,586.

  + Non-income-producing security.

    ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28,1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,095,775) (Note 1)                                                    $3,309,495
---------------------------------------------------------------------------------------------------
Cash                                                                                         30,616
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                          7,424
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                           25
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,596
---------------------------------------------------------------------------------------------------
Total assets                                                                              3,351,156

Liabilities
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  3,262
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       74
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  157
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       12,105
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            19,267
---------------------------------------------------------------------------------------------------
Net assets                                                                               $3,331,889

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $3,243,521
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                    (2,773)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments and
foreign currency transactions (Note 1)                                                     (122,419)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                213,560
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $3,331,889

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value per share ($3,331,889 divided by 381,115 shares)                              $8.74
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.74)*                                                $9.27
---------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,757)                                                  $ 19,063
--------------------------------------------------------------------------------------------------
Interest                                                                                       416
--------------------------------------------------------------------------------------------------
Total investment income                                                                     19,479

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            13,012
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               2,594
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                             923
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                  43
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      2,932
--------------------------------------------------------------------------------------------------
Auditing                                                                                     8,659
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,178
--------------------------------------------------------------------------------------------------
Postage                                                                                         19
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                             (6,765)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              23,615
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (2,415)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                21,200
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (1,721)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                          (119,859)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                    (25)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  investments during the period                              261,950
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                          (261)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    141,805
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $140,084
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the Period
                                                                                                           December 28
                                                                                                         (commencement
                                                                                  Six months ended   of operations) to
                                                                                       February 28,          August 31,
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                            $   (1,721)         $   30,489
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                              (119,884)            45,808
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                                                                       261,689            (48,129)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        140,084             28,168
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (31,476)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                       (48,509)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           127,714            115,908
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                187,813            144,076

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       3,144,076          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $2,773
and $30,424, respectively)                                                               $3,331,889         $3,144,076
----------------------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                Six months
                                                                                     ended      For the period
Per-share                                                                          Feb. 28      Dec. 28, 1995+
operating performance                                                          (Unaudited)        to August 31
--------------------------------------------------------------------------------------------------------------
                                                                                      1997                1996
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $8.58               $8.50
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                                      (.01)                .08
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    .39                  --
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  .38                 .08
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                                     (.09)                 --
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (.13)                 --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (.22)                 --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $8.74               $8.58
--------------------------------------------------------------------------------------------------------------

Ratios and suplemental data
--------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             4.39*               0.94*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $3,332              $3,144
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                           .72*                .98*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                                          (.05)*               .96*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               40.57*              48.18*
--------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                           $.0455              $.0538
--------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended February 28, 1997, and August 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principal place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rates.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period.

The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $2,415 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Trustees have approved payment by the fund at an annual rate of 0.35% of the average net assets. The fund is not currently making any payments pursuant to the Plan.

For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,462,258 and $1,283,591, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        February 28, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           6,162          $53,859
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         9,185           79,910
------------------------------------------------------------
                                     15,347          133,769

Shares
repurchased                            (683)          (6,055)
------------------------------------------------------------
Net increase                         14,664         $127,714
------------------------------------------------------------

                                          For the period
                                       December 28, 1995
                                        (commencement of
                                          operations) to
                                         August 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          14,177         $121,749
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     14,177          121,749

Shares
repurchased                            (667)          (5,841)
------------------------------------------------------------
Net increase                         13,510         $115,908
------------------------------------------------------------

At February 28, 1997, Putnam Management owned 361,704 shares of the fund (94.91% of shares outstanding), valued at $3,161,293.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

32134-2AX      4/97